Cost of Sales - Schedule of Cost of Sales of all Business (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of Sales [Abstract]
Changes in inventories of finished goods			$ 433,870	$ (494,357)
Purchases of finished goods		19,229,038	6,395,036	201,734
Outsourced service cost		21,310,128	19,294,795	77,736,052
Amortization of software		938,979
Additional air-ticket return cost	[1]	7,387	253,522	965,169
Taxes and surcharges	[2]	2,440	6,996	1,646
Cost of sales		41,487,972	26,384,219	78,410,244
Return paid to customers		2,002,413	2,196,070	23,003,679
Return received from airline companies		(1,995,026)	(1,942,548)	(22,038,510)
Additional air-ticket return cost	[1]	$ 7,387	$ 253,522	$ 965,169

[1]	Additional air-ticket return cost is the net loss of the return payments paid to customers offset by the return proceeds received from airline companies. The following table shows the gross amount of the return payment and proceeds;
[2]	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).